Information by Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Information by Geographic Areas
United States	$ 13,833	$ 11,200	$ 49,233	$ 35,660	$ 25,657
International	2,216	1,778	7,613	5,665	4,053
Total revenue	$ 16,049	$ 12,978	$ 56,846	$ 41,325	$ 29,710
Total revenue | Geographic Concentration | Individual country other than U.S. | Maximum
Geographic concentration risk
Percentage of total revenue	6.00%	6.00%	6.00%	6.00%	6.00%